CONCENTRATIONS AND CREDIT RISK (Tables)	3 Months Ended
Jun. 30, 2012
CONCENTRATIONS AND CREDIT RISK [Abstract]
Schedule of Vendors and Accounts Payable Concentrations
	Net Purchases		Accounts Payable at
		For the Period from
		April 11, 2011
	For the Interim	(inception)
	Period Ended	through
	June 30, 2012	June 30, 2012	June 30, 2011	March 31, 2012
Asia Stevia Investment Development Limited	0.9%	-%	0.5%	-%
Growers Synergy Pte. Ltd. - related party	50.4%	-%	43.3%	16.4%
Stevia Ventures Corporation	8.6%	-%	-%	54.1%
	58.9%	-%	43.3%	70.5%